Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 35,899	$ 77,089
Recognized in net loss (earnings)	(16,037)	(37,899)
Effect of foreign currency exchange differences	803	(3,291)
Ending Balance	20,665	35,899
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	467,109	454,613
Recognized in net loss (earnings)	(26,825)	(9,667)
Effect of foreign currency exchange differences	(13,350)	22,163
Ending Balance	426,934	467,109
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	1,730	(335)
Recognized in net loss (earnings)	(880)	2,065
Ending Balance	850	1,730
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	5,722	6,709
Recognized in net loss (earnings)	2,216	(1,005)
Effect of foreign currency exchange differences	(12)	18
Ending Balance	7,926	5,722
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(423,595)	(368,133)
Recognized in net loss (earnings)	7,874	(30,660)
Effect of foreign currency exchange differences	13,696	(24,802)
Ending Balance	(402,025)	(423,595)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	3,534	3,352
Recognized in net loss (earnings)	(254)	182
Ending Balance	3,280	3,534
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(6,849)	(7,935)
Recognized in net loss (earnings)	572	1,325
Effect of foreign currency exchange differences	146	(239)
Ending Balance	(6,131)	(6,849)
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(11,752)	(11,182)
Recognized in net loss (earnings)	1,260	(139)
Effect of foreign currency exchange differences	323	(431)
Ending Balance	$ (10,169)	$ (11,752)